Prepaid expenses and other assets	12 Months Ended
Dec. 31, 2025
Disclosure of Prepayments and Other Current Assets [Abstract]
Prepaid expenses and other assets	Prepaid expenses and other assets
Other current assets by category as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025	December 31, 2024
Prepaid expenses and other assets:
Prepaid expenses	$2,629	$3,401
Accrued income	948	2,996
Income tax receivable	1,696	1,179
Value-added tax payment	204	38
Other current assets	46	—
Total	$5,523	$7,614
Other non-current assets:
Financial assets at fair value through profit or loss	$437	$417
Defined benefit plan	251	30
Long-term prepaid expenses	218	299
Total	$906	$746